UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

U.S. Government Securities Fund

[photo of the steps of the Lincoln Memorial with the Washington Monument in the background]

Semi-annual report for the six months ended February 28, 2010

U.S. Government Securities FundSM seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–1.55%	3.86%	4.84%

The total annual fund operating expense ratio was 0.64% for Class A shares as of August 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 31 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 2.36%. The fund’s distribution rate for Class A shares as of that date was 2.83%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 5.

Fellow shareholders:

[photo of the steps of the Lincoln Memorial with the Washington Monument in the background]

U.S. government securities recorded positive results since last summer, despite a brief period of volatility in the Treasury market.

For the six months ended February 28, 2010, U.S. Government Securities Fund produced a total return of 2.1%, which compares favorably to the 2.0% gain of its peer group measure, the Lipper General U.S. Government Funds Average. In comparison, the unmanaged Citigroup Treasury/Government Sponsored/Mortgage Index, a broad measure of the market in which the fund invests, returned 2.3%. Index returns do not include expenses, which are factored into fund results and Lipper averages. Results for longer time periods are shown in the table below.

As always, income is an important part of the fund’s total return. For the six-month period, the fund paid monthly dividends totaling 20 cents a share. This amounted to an income return of about 1.45% (2.90% if annualized) for our shareholders. The fund’s total return was boosted further by an increase in the share price over the reporting period.

[Begin Sidebar]
Results at a glance
For periods ended February 28, 2010, with dividends reinvested

	Total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 10/17/85)
U.S. Government Securities Fund
(Class A shares)	4.73%	4.71%	5.46%	6.58%
Lipper General U.S. Government
Funds Average*	5.24	4.24	5.36	6.45
Citigroup Treasury/Government
Sponsored/Mortgage Index†	4.59	5.72	6.43	7.66

*Source: Lipper. Averages are based on total returns and do not reflect the effect of sales charges.
† The index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

Bond market overview

For the first half of the fund’s current fiscal year, which began September 1, 2009, all major bond sectors posted positive results. Returns on government securities, however, were overshadowed by those of higher risk, higher yielding sectors of the market that are outside of the fund’s investable universe.

Of the three major sectors in which the fund does typically invest, government mortgage-backed obligations generally produced the highest returns, followed by federal agency debt, then Treasuries. Results for mortgage-backed obligations were buoyed by the government’s ongoing purchases of these securities, which helped drive spreads (the difference in yields between these bonds and their Treasury counterparts) to some of the narrowest levels of the past decade.

In contrast, Treasuries faced waves of rising and falling (and rising again) investor interest. This interim volatility produced differing results depending on maturities. The five-year Treasury, for example, ended the period with a slightly lower yield than where it began, despite a spike in yield during the month of December. (Remember, when a bond’s yield rises, its price declines and vice versa.) In comparison, the 10-year Treasury ended the period with a higher yield than it began the period, following a similar bout of volatility in December. The difference in results between these two bonds owed, in part, to a strong investor preference for intermediate-term securities and a steepening of the Treasury yield curve.

[Begin Sidebar]
Treasury yield curves at the beginning and end of the six-month period.

Source: Bloomberg

[begin line chart]
	8/31/2009	2/26/2010
3 Month	0.127	0.115
6 Month	0.223	0.178
2 Year	0.968	0.812
5 Year	2.385	2.302
10 Year	3.398	3.612
30 Year	4.178	4.557
[end line chart]
[End Sidebar]

The yield curve plots the current yields of Treasury securities that mature in three months out to 30 years. (Please see the chart below for details.) Over the six-month period, yields on long-term Treasuries rose, while yields on short- and intermediate-term Treasuries edged lower. Because of this, intermediate bond buyers were able to pick up significantly more yield than short-term bonds currently provide while largely avoiding the higher levels of volatility that have often accompanied long-term debt.

Inside the portfolio

December’s volatility in the Treasury market was largely in response to signs of recovery in the economy and concerns about inflation and interest rates going forward. By January and February of this year, those concerns began to wane as investors took a closer look at the lingering weaknesses in the economy, especially with regard to unemployment and the housing market.

The fund’s portfolio counselors also regard continuing soft spots in the economy as likely impediments to inflation and higher rates near term. With expectations for a choppy economic recovery in the months ahead, fund counselors sought to add a bit more stability to the portfolio. Consequently, they took advantage of fluctuations in the Treasury market to increase the fund’s exposure to these securities. Portfolio holdings of Treasury debt rose to 53.0% of fund assets by the end of the period from 47.2% at the start.

Portfolio counselors also sought to lower the fund’s exposure to government mortgage-backed securities. While these bonds have provided good results over the past year, government programs to purchase these securities are slated to end soon, which could affect their market prices. Consequently, the fund’s counselors have reduced exposure to agency mortgage-backed obligations to 33.6% at the end of the period from 41.7% at the start.

Apart from changes made to sector weightings, the overall maturity structure of the portfolio was little changed over the six-month period. The summary portfolio, beginning on page 6, offers more complete details of the various government securities and sectors held by the fund as of February 28, 2010.

Looking ahead

We acknowledge that many investors remain concerned about the prospects for inflation and higher rates. Those concerns, however, may be a bit premature, by our assessment, given the still substantial amount of slack in the economy and continued affirmations by the Federal Reserve to keep interest rates low for “an extended period of time.” Rates are likely to rise at some future date, but there are many weaknesses lingering in the economy (e.g. the housing market and the financial sector), which may serve to constrain growth. Additionally, fiscal pressures on both state and local government budgets are likely to lead to some combination of further expenditure cuts and tax increases, which may serve to dampen consumption.

Nonetheless, we continue to carefully monitor the economic and rate environment, as well as the growing volume of federal debt, so that we might adequately anticipate and implement changes to the portfolio in order to help limit volatility for our shareholders. Managing risk remains an important component of our investment strategy. We believe it is especially crucial for U.S. Government Securities Fund because so many of our shareholders rely on the fund to provide an element of stability in their overall investment portfolio.

We thank you for your confidence in our efforts and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet

John H. Smet
President

April 13, 2010

For current information about the fund, visit americanfunds.com.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from AAA (highest) to D (lowest), are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2010 (the most recent calendar quarter-end):

			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–3.46%	3.57%	4.65%
Not reflecting CDSC	1.49	3.92	4.65

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	0.46	3.87	3.67
Not reflecting CDSC	1.45	3.87	3.67

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	2.24	4.70	4.48

Class F-2 shares3 — first sold 8/7/08
Not reflecting annual asset-based fee charged
by sponsoring firm	2.50	—	6.20

Class 529-A shares4 — first sold 2/20/02
Reflecting 3.75% maximum sales charge	–1.61	3.81	3.83
Not reflecting maximum sales charge	2.20	4.61	4.32

Class 529-B shares2,4 — first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–3.57	3.43	3.46
Not reflecting CDSC	1.38	3.78	3.46

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	0.39	3.79	3.46
Not reflecting CDSC	1.38	3.79	3.46

Class 529-E shares3,4 — first sold 3/7/02	1.91	4.32	4.14

Class 529-F-1 shares3,4 — first sold 10/11/02
Not reflecting annual asset-based fee charged
by sponsoring firm	2.41	4.83	3.97

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 31 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio, February 28, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type

U.S. Treasury bonds & notes	53.0
Mortgage-backed obligations	35.1
Federal agency bonds & notes	7.5
Asset-backed obligations	0.8
Short-term securities & other assets less liabilities	3.6
[end pie chart]

Quality breakdown*	Percent of net assets
as of February 28, 2010
U.S. governmental obligations†	60.8%
Federal agencies	33.3
Aaa/AAA	2.3
Short-term securities & other assets less liabilities	3.6

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
†These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 96.37%	(000)	(000)	assets

U.S. Treasury bonds & notes - 53.03%
U.S. Treasury:
1.125% 2011	$40,000	$40,316
4.875% 2011	51,750	54,645
1.50% 2012	103,665	104,933
1.75% 2012	61,000	62,053
3.125% 2013	81,750	86,080
1.75% 2014	58,390	58,105
2.00% 2014 (1) (2)	66,358	70,895
2.25% 2014	218,250	221,004
2.625% 2014	250,000	256,670
2.625% 2014	74,075	75,979
4.00% 2014	56,750	61,638
1.875% 2015 (1) (2)	40,081	42,715
11.25% 2015	30,000	42,767
2.375% 2016	73,000	71,489
3.125% 2016	74,900	75,719
3.25% 2016	306,635	314,062
3.25% 2016	146,950	149,241
3.25% 2016	84,135	86,360
3.25% 2016	57,500	58,953
2.375% 2017 (1) (2)	34,108	37,097
8.875% 2017	63,585	87,894
3.50% 2018	68,200	69,372
3.875% 2018	63,500	65,993
2.75% 2019	135,600	127,920
3.125% 2019	279,550	270,758
3.375% 2019	137,750	135,350
3.625% 2019	66,750	67,084
8.125% 2019	25,000	34,227
7.125% 2023	30,000	39,349
4.50% 2036	58,400	58,759
4.50% 2038	45,250	45,269
4.50% 2039	79,260	78,905
0%-8.75% 2010-2040 (1) (2)	657,701	705,601	53.03%
		3,757,202	53.03

Mortgage-backed obligations - 35.11%
Federal agency mortgage-backed obligations (3) - 33.60%
Fannie Mae:
4.00% 2024	58,375	59,715
4.00% 2024	41,627	42,575
4.00% 2024	36,263	37,089
4.00% 2024	32,010	32,739
4.50% 2024	71,018	74,080
4.50% 2024	60,966	63,595
6.50% 2035	34,140	37,188
5.50% 2037	38,892	41,055
5.50% 2038	43,753	46,186
0%-12.00% 2018-2047 (4)	895,011	940,364	19.40
Freddie Mac:
5.50% 2023	55,205	58,939
4.50% 2024	65,400	68,197
6.00% 2038	30,642	33,089
0%-11.876% 2014-2038 (4)	448,403	470,875	8.91
Government National Mortgage Assn.:
4.00% 2040	41,935	41,534
4.00% 2040	39,000	38,549
3.50%-10.00% 2016-2058 (4)	280,655	294,535	5.29
		2,380,304	33.60

Commercial mortgage-backed securities (3) - 1.51%
Fannie Mae 4.491%-4.68% 2012-2033 (4)	38,750	40,135.57
Other securities		66,922.94
		107,057	1.51

Total mortgage-backed obligations		2,487,361	35.11

Federal agency bonds & notes - 7.49%
Federal Home Loan Bank:
1.75% 2012	108,605	109,862
3.375%-7.625% 2010-2018	74,555	80,997	2.69
Fannie Mae 1.75%-6.125% 2011-2017	84,700	89,419	1.26
Freddie Mac 2.50%-5.50% 2010-2016	62,750	65,239.92
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	33,000	33,827.48
Other securities		151,479	2.14
		530,823	7.49

Asset-backed obligations - 0.74%
Other securities		52,489.74

Total bonds & notes (cost: $6,616,352,000)		6,827,875	96.37

	Principal		Percent
	amount	Value	of net
Short-term securities - 2.63%	(000)	(000)	assets

Federal Home Loan Bank 0.06%-0.10% due 3/1-3/22/2010	131,200	131,199	1.85
U.S. Treasury Bills 0.05%-0.146% due 3/11-5/20/2010	55,400	55,398.78

Total short-term securities (cost: $186,596,000)		186,597	2.63

Total investment securities (cost: $6,802,948,000)		7,014,472	99.00
Other assets less liabilities		70,615	1.00

Net assets		$7,085,087	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $22,160,000, which represented .31% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $354,319,000, which represented 5.00% of the net assets of the fund.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $6,802,948)		$7,014,472
Cash		65
Receivables for:
Sales of investments	$91,223
Sales of fund's shares	15,435
Interest	34,963	141,621
		7,156,158
Liabilities:
Payables for:
Purchases of investments	43,533
Repurchases of fund's shares	19,221
Dividends on fund's shares	1,293
Investment advisory services	1,332
Services provided by affiliates	5,150
Trustees' deferred compensation	164
Other	378	71,071
Net assets at February 28, 2010		$7,085,087

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,838,295
Distributions in excess of net investment income		(2,759)
Undistributed net realized gain		38,027
Net unrealized appreciation		211,524
Net assets at February 28, 2010		$7,085,087

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (500,408 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$4,450,761	314,350	$14.16
Class B	296,099	20,913	14.16
Class C	628,377	44,381	14.16
Class F-1	192,045	13,564	14.16
Class F-2	48,931	3,456	14.16
Class 529-A	156,074	11,023	14.16
Class 529-B	25,141	1,776	14.16
Class 529-C	84,781	5,988	14.16
Class 529-E	9,830	694	14.16
Class 529-F-1	9,850	696	14.16
Class R-1	14,323	1,012	14.16
Class R-2	218,032	15,399	14.16
Class R-3	181,334	12,807	14.16
Class R-4	146,144	10,322	14.16
Class R-5	99,850	7,052	14.16
Class R-6	523,515	36,975	14.16

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $14.71 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2010		(dollars in thousands)

Investment income:
Income:
Interest		$123,149

Fees and expenses*:
Investment advisory services	$8,686
Distribution services	12,774
Transfer agent services	2,796
Administrative services	1,937
Reports to shareholders	176
Registration statement and prospectus	713
Trustees' compensation	53
Auditing and legal	55
Custodian	18
Other	195
Total fees and expenses before reimbursement	27,403
Less administrative services reimbursement	26
Total fees and expenses after reimbursement		27,377
Net investment income		95,772

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		58,800
Net unrealized depreciation on investments		(9,051)
Net realized gain and unrealized depreciation on investments		49,749
Net increase in net assets resulting from operations		$145,521

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Six months ended February 28, 2010*	Year ended August 31, 2009
Operations:
Net investment income	$95,772	$212,668
Net realized gain on investments	58,800	40,528
Net unrealized (depreciation) appreciation on investments	(9,051)	226,988
Net increase in net assets resulting from operations	145,521	480,184

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(98,212)	(220,836)
Distributions from net realized gain on investments	(20,647)	-
Total dividends and distributions paid or accrued to shareholders	(118,859)	(220,836)

Net capital share transactions	(242,980)	3,081,256

Total (decrease) increase in net assets	(216,318)	3,340,604

Net assets:
Beginning of period	7,301,405	3,960,801
End of period (including distributions in excess of
net investment income: $(2,759) and $(319), respectively)	$7,085,087	$7,301,405

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
             unaudited

1. Organization and significant accounting policies

Organization – The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government.

On November 24, 2009, shareholders approved a proposal to reorganize the trust from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the trust reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the U.S. or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. Interest rate risk is the risk that the market value of the fixed-income securities owned by the fund will fluctuate as interest rates go up or down.

For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Neither investment in the fund nor the fund’s yield is guaranteed by the U.S. government.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2009, the fund had tax basis undistributed ordinary income of $18,716,000 and capital loss deferrals (realized during the period November 1, 2008, through August 31, 2009) of $10,425,000.

As of  February 28, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$209,132
Gross unrealized depreciation on investment securities	(1,525)
Net unrealized appreciation on investment securities	207,607
Cost of investment securities	6,806,865

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2010	Year ended August 31, 2009
Class A	$78,703	$156,462
Class B	4,370	8,902
Class C	8,666	15,415
Class F-1	3,143	7,423
Class F-2	953	728
Class 529-A	2,576	3,915
Class 529-B	331	552
Class 529-C	1,071	1,532
Class 529-E	148	218
Class 529-F-1	167	267
Class R-1	192	334
Class R-2	2,825	4,333
Class R-3	2,780	4,529
Class R-4	2,512	3,979
Class R-5	1,550	8,415
Class R-6*	8,872	3,832
Total	$118,859	$220,836

*Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2010, the investment advisory services fee was $8,686,000, which was equivalent to an annualized rate of 0.245% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described on the following page.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B.  Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 28, 2010, the total administrative services fees paid by CRMC were $26,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended February 28, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$5,500	$2,618	Not applicable	Not applicable	Not applicable
Class B	1,607	178	Not applicable	Not applicable	Not applicable
Class C	3,236	Included in administrative services	$432	$87	Not applicable
Class F-1	227		104	19	Not applicable
Class F-2	Not applicable		29	3	Not applicable
Class 529-A	156		72	17	$75
Class 529-B	126		12	4	13
Class 529-C	407		39	12	41
Class 529-E	23		5	1	5
Class 529-F-1	-		4	1	4
Class R-1	72		8	5	Not applicable
Class R-2	789		152	307	Not applicable
Class R-3	446		129	88	Not applicable
Class R-4	185		108	4	Not applicable
Class R-5	Not applicable		40	1	Not applicable
Class R-6	Not applicable		116	-*	Not applicable
Total	$12,774	$2,796	$1,250	$549	$138
*Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $53,000, shown on the accompanying financial statements, includes $41,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
U.S. Treasury bonds & notes	$-	$3,757,202	$-	$3,757,202
Mortgage-backed obligations	-	2,487,361	-	2,487,361
Federal agency bonds & notes	-	530,823	-	530,823
Asset-backed obligations	-	52,489	-	52,489
Short-term securities	-	186,597	-	186,597
Total	$-	$7,014,472	$-	$7,014,472

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended February 28, 2010 (dollars in thousands):

	Beginning value at 9/1/2009	Net transfers out of Level 3(*)	Ending value at 2/28/2010
Investment securities	$49,572	$(49,572)	$-

(*) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2010
Class A	$743,713	52,542	$73,748	5,222	$(1,128,702)	(79,815)	$(311,241)	(22,051)
Class B	23,135	1,634	4,040	286	(88,637)	(6,267)	(61,462)	(4,347)
Class C	117,708	8,315	7,790	552	(185,215)	(13,097)	(59,717)	(4,230)
Class F-1	55,816	3,946	2,724	193	(52,693)	(3,726)	5,847	413
Class F-2	17,080	1,208	763	54	(25,927)	(1,833)	(8,084)	(571)
Class 529-A	31,999	2,262	2,583	183	(24,203)	(1,713)	10,379	732
Class 529-B	2,411	171	332	24	(3,251)	(230)	(508)	(35)
Class 529-C	17,614	1,245	1,075	76	(12,541)	(888)	6,148	433
Class 529-E	2,249	159	148	10	(1,411)	(100)	986	69
Class 529-F-1	2,586	183	167	12	(1,745)	(124)	1,008	71
Class R-1	4,690	331	191	14	(4,737)	(334)	144	11
Class R-2	56,460	3,990	2,819	200	(45,887)	(3,244)	13,392	946
Class R-3	55,387	3,911	2,757	195	(51,173)	(3,622)	6,971	484
Class R-4	44,962	3,182	2,509	178	(60,542)	(4,279)	(13,071)	(919)
Class R-5	77,158	5,449	1,542	109	(30,219)	(2,141)	48,481	3,417
Class R-6	114,423	8,119	8,951	634	(5,627)	(399)	117,747	8,354
Total net increase
(decrease)	$1,367,391	96,647	$112,139	7,942	$(1,722,510)	(121,812)	$(242,980)	(17,223)

Year ended August 31, 2009
Class A	$5,297,274	383,500	$144,606	10,378	$(3,475,366)	(249,425)	$1,966,514	144,453
Class B	327,707	23,746	8,159	586	(195,600)	(14,039)	140,266	10,293
Class C	835,237	60,392	13,936	999	(428,802)	(30,752)	420,371	30,639
Class F-1	292,639	21,225	6,137	441	(264,696)	(18,993)	34,080	2,673
Class F-2	80,015	5,766	587	42	(25,738)	(1,838)	54,864	3,970
Class 529-A	109,813	7,922	3,869	278	(40,830)	(2,924)	72,852	5,276
Class 529-B	14,116	1,017	547	39	(5,991)	(429)	8,672	627
Class 529-C	58,672	4,223	1,516	109	(23,710)	(1,698)	36,478	2,634
Class 529-E	6,582	474	216	16	(2,944)	(211)	3,854	279
Class 529-F-1	6,051	438	262	19	(2,764)	(198)	3,549	259
Class R-1	15,892	1,146	325	23	(11,254)	(804)	4,963	365
Class R-2	154,432	11,107	4,270	307	(97,606)	(7,016)	61,096	4,398
Class R-3	142,827	10,272	4,483	322	(97,415)	(6,994)	49,895	3,600
Class R-4	122,042	8,748	3,957	284	(63,003)	(4,511)	62,996	4,521
Class R-5	185,632	13,344	8,203	590	(435,023)	(31,039)	(241,188)	(17,105)
Class R-6(†)	399,827	28,466	3,752	268	(1,585)	(113)	401,994	28,621
Total net increase
(decrease)	$8,048,758	581,786	$204,825	14,701	$(5,172,327)	(370,984)	$3,081,256	225,503

* Includes exchanges between share classes of the fund.
†Class R-6 was offered beginning May 1, 2009.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $498,506,000 and $1,236,929,000, respectively, during the six months ended February 28, 2010.

Financial highlights(1)

			Income from investment operations(2)				Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 2/28/2010(5)	$14.11	$.19	$.10		$.29	$(.20)	$(.04)	$(.24)	$14.16	2.10%	$4,451	.64	%(6)	.64	%(6)	2.83	%(6)
	Year ended 8/31/2009	13.56	.42	.57		.99	(.44)	-	(.44)	14.11	7.43	4,745	.64		.63		3.05
	Year ended 8/31/2008	13.35	.54	.22		.76	(.55)	-	(.55)	13.56	5.73	2,602	.77		.74		3.95
	Year ended 8/31/2007	13.32	.59	.03		.62	(.59)	-	(.59)	13.35	4.72	1,758	.79		.76		4.38
	Year ended 8/31/2006	13.72	.52	(.39)		.13	(.53)	-	(.53)	13.32	1.04	1,685	.77		.74		3.89
	Year ended 8/31/2005	13.74	.44	-	(7)	.44	(.46)	-	(.46)	13.72	3.23	1,801	.76		.74		3.17

Class B:	Six months ended 2/28/2010(5)	14.11	.14	.10		.24	(.15)	(.04)	(.19)	14.16	1.73	296	1.39	(6)	1.39	(6)	2.08	(6)
	Year ended 8/31/2009	13.56	.32	.57		.89	(.34)	-	(.34)	14.11	6.64	356	1.39		1.38		2.31
	Year ended 8/31/2008	13.35	.44	.22		.66	(.45)	-	(.45)	13.56	4.99	203	1.46		1.44		3.27
	Year ended 8/31/2007	13.32	.49	.03		.52	(.49)	-	(.49)	13.35	3.99	158	1.51		1.47		3.66
	Year ended 8/31/2006	13.72	.43	(.39)		.04	(.44)	-	(.44)	13.32	.32	169	1.49		1.46		3.17
	Year ended 8/31/2005	13.74	.34	-	(7)	.34	(.36)	-	(.36)	13.72	2.51	196	1.48		1.46		2.45

Class C:	Six months ended 2/28/2010(5)	14.11	.14	.10		.24	(.15)	(.04)	(.19)	14.16	1.70	628	1.44	(6)	1.44	(6)	2.03	(6)
	Year ended 8/31/2009	13.56	.31	.57		.88	(.33)	-	(.33)	14.11	6.59	686	1.43		1.42		2.24
	Year ended 8/31/2008	13.35	.43	.22		.65	(.44)	-	(.44)	13.56	4.95	244	1.50		1.47		3.19
	Year ended 8/31/2007	13.32	.49	.03		.52	(.49)	-	(.49)	13.35	3.94	125	1.55		1.52		3.62
	Year ended 8/31/2006	13.72	.42	(.39)		.03	(.43)	-	(.43)	13.32	.27	109	1.55		1.52		3.11
	Year ended 8/31/2005	13.74	.33	-	(7)	.33	(.35)	-	(.35)	13.72	2.45	120	1.53		1.51		2.40

Class F-1:	Six months ended 2/28/2010(5)	14.11	.19	.10		.29	(.20)	(.04)	(.24)	14.16	2.09	192	.66	(6)	.66	(6)	2.80	(6)
	Year ended 8/31/2009	13.56	.42	.57		.99	(.44)	-	(.44)	14.11	7.42	185	.65		.65		3.05
	Year ended 8/31/2008	13.35	.54	.22		.76	(.55)	-	(.55)	13.56	5.79	142	.70		.67		4.01
	Year ended 8/31/2007	13.32	.60	.03		.63	(.60)	-	(.60)	13.35	4.80	99	.72		.69		4.44
	Year ended 8/31/2006	13.72	.53	(.39)		.14	(.54)	-	(.54)	13.32	1.10	76	.71		.68		3.98
	Year ended 8/31/2005	13.74	.44	-	(7)	.44	(.46)	-	(.46)	13.72	3.24	54	.75		.73		3.18

Class F-2:	Six months ended 2/28/2010(5)	14.11	.21	.10		.31	(.22)	(.04)	(.26)	14.16	2.22	49	.40	(6)	.40	(6)	3.06	(6)
	Year ended 8/31/2009	13.56	.46	.57		1.03	(.48)	-	(.48)	14.11	7.67	57	.41		.41		3.24
	Period from 8/7/2008 to 8/31/2008	13.48	.03	.08		.11	(.03)	-	(.03)	13.56	.85	1	.03		.03		.25

Class 529-A:	Six months ended 2/28/2010(5)	14.11	.19	.10		.29	(.20)	(.04)	(.24)	14.16	2.07	156	.70	(6)	.70	(6)	2.76	(6)
	Year ended 8/31/2009	13.56	.42	.57		.99	(.44)	-	(.44)	14.11	7.37	145	.70		.69		2.99
	Year ended 8/31/2008	13.35	.53	.22		.75	(.54)	-	(.54)	13.56	5.70	68	.79		.76		3.93
	Year ended 8/31/2007	13.32	.58	.03		.61	(.58)	-	(.58)	13.35	4.66	44	.84		.81		4.33
	Year ended 8/31/2006	13.72	.52	(.39)		.13	(.53)	-	(.53)	13.32	1.00	39	.81		.78		3.86
	Year ended 8/31/2005	13.74	.43	-	(7)	.43	(.45)	-	(.45)	13.72	3.18	38	.81		.79		3.13

Class 529-B:	Six months ended 2/28/2010(5)	14.11	.13	.10		.23	(.14)	(.04)	(.18)	14.16	1.66	25	1.51	(6)	1.51	(6)	1.96	(6)
	Year ended 8/31/2009	13.56	.30	.57		.87	(.32)	-	(.32)	14.11	6.51	25	1.51		1.50		2.19
	Year ended 8/31/2008	13.35	.42	.22		.64	(.43)	-	(.43)	13.56	4.85	16	1.60		1.57		3.14
	Year ended 8/31/2007	13.32	.48	.03		.51	(.48)	-	(.48)	13.35	3.85	13	1.64		1.60		3.53
	Year ended 8/31/2006	13.72	.41	(.39)		.02	(.42)	-	(.42)	13.32	.19	13	1.63		1.60		3.03
	Year ended 8/31/2005	13.74	.32	-	(7)	.32	(.34)	-	(.34)	13.72	2.34	14	1.65		1.63		2.29

Class 529-C:	Six months ended 2/28/2010(5)	14.11	.13	.10		.23	(.14)	(.04)	(.18)	14.16	1.66	85	1.50	(6)	1.50	(6)	1.96	(6)
	Year ended 8/31/2009	13.56	.31	.57		.88	(.33)	-	(.33)	14.11	6.52	78	1.50		1.49		2.19
	Year ended 8/31/2008	13.35	.42	.22		.64	(.43)	-	(.43)	13.56	4.87	40	1.58		1.55		3.14
	Year ended 8/31/2007	13.32	.48	.03		.51	(.48)	-	(.48)	13.35	3.86	27	1.63		1.60		3.54
	Year ended 8/31/2006	13.72	.41	(.39)		.02	(.42)	-	(.42)	13.32	.20	24	1.62		1.59		3.06
	Year ended 8/31/2005	13.74	.32	-	(7)	.32	(.34)	-	(.34)	13.72	2.35	23	1.64		1.61		2.30

Class 529-E:	Six months ended 2/28/2010(5)	$14.11	$.17	$.10		$.27	$(.18)	$(.04)	$(.22)	$14.16	1.92%	$10	.99	%(6)	.99	%(6)	2.47	%(6)
	Year ended 8/31/2009	13.56	.38	.57		.95	(.40)	-	(.40)	14.11	7.07	9	.99		.98		2.71
	Year ended 8/31/2008	13.35	.49	.22		.71	(.50)	-	(.50)	13.56	5.40	5	1.07		1.04		3.66
	Year ended 8/31/2007	13.32	.54	.03		.57	(.54)	-	(.54)	13.35	4.38	4	1.12		1.09		4.05
	Year ended 8/31/2006	13.72	.48	(.39)		.09	(.49)	-	(.49)	13.32	.73	3	1.09		1.06		3.60
	Year ended 8/31/2005	13.74	.39	-	(7)	.39	(.41)	-	(.41)	13.72	2.88	3	1.11		1.09		2.83

Class 529-F-1:	Six months ended 2/28/2010(5)	14.11	.20	.10		.30	(.21)	(.04)	(.25)	14.16	2.17	10	.50	(6)	.50	(6)	2.97	(6)
	Year ended 8/31/2009	13.56	.45	.57		1.02	(.47)	-	(.47)	14.11	7.59	9	.50		.49		3.21
	Year ended 8/31/2008	13.35	.56	.22		.78	(.57)	-	(.57)	13.56	5.93	5	.57		.54		4.15
	Year ended 8/31/2007	13.32	.61	.03		.64	(.61)	-	(.61)	13.35	4.90	3	.62		.59		4.56
	Year ended 8/31/2006	13.72	.54	(.39)		.15	(.55)	-	(.55)	13.32	1.20	2	.60		.57		4.09
	Year ended 8/31/2005	13.74	.43	-	(7)	.43	(.45)	-	(.45)	13.72	3.20	2	.78		.75		3.18

Class R-1:	Six months ended 2/28/2010(5)	14.11	.14	.10		.24	(.15)	(.04)	(.19)	14.16	1.69	14	1.45	(6)	1.45	(6)	2.01	(6)
	Year ended 8/31/2009	13.56	.31	.57		.88	(.33)	-	(.33)	14.11	6.57	14	1.45		1.45		2.24
	Year ended 8/31/2008	13.35	.43	.22		.65	(.44)	-	(.44)	13.56	4.89	9	1.56		1.53		3.16
	Year ended 8/31/2007	13.32	.48	.03		.51	(.48)	-	(.48)	13.35	3.89	5	1.65		1.57		3.57
	Year ended 8/31/2006	13.72	.42	(.39)		.03	(.43)	-	(.43)	13.32	.30	4	1.63		1.49		3.17
	Year ended 8/31/2005	13.74	.33	-	(7)	.33	(.35)	-	(.35)	13.72	2.46	3	1.66		1.50		2.43

Class R-2:	Six months ended 2/28/2010(5)	14.11	.14	.10		.24	(.15)	(.04)	(.19)	14.16	1.70	218	1.46	(6)	1.44	(6)	2.03	(6)
	Year ended 8/31/2009	13.56	.31	.57		.88	(.33)	-	(.33)	14.11	6.58	204	1.49		1.44		2.26
	Year ended 8/31/2008	13.35	.44	.22		.66	(.45)	-	(.45)	13.56	4.97	136	1.61		1.46		3.24
	Year ended 8/31/2007	13.32	.49	.03		.52	(.49)	-	(.49)	13.35	3.98	103	1.73		1.48		3.66
	Year ended 8/31/2006	13.72	.43	(.39)		.04	(.44)	-	(.44)	13.32	.32	94	1.93		1.47		3.18
	Year ended 8/31/2005	13.74	.34	-	(7)	.34	(.36)	-	(.36)	13.72	2.50	85	1.94		1.47		2.46

Class R-3:	Six months ended 2/28/2010(5)	14.11	.17	.10		.27	(.18)	(.04)	(.22)	14.16	1.91	181	1.02	(6)	1.02	(6)	2.45	(6)
	Year ended 8/31/2009	13.56	.37	.57		.94	(.39)	-	(.39)	14.11	7.02	174	1.03		1.02		2.68
	Year ended 8/31/2008	13.35	.49	.22		.71	(.50)	-	(.50)	13.56	5.40	118	1.07		1.04		3.67
	Year ended 8/31/2007	13.32	.54	.03		.57	(.54)	-	(.54)	13.35	4.39	88	1.11		1.08		4.05
	Year ended 8/31/2006	13.72	.48	(.39)		.09	(.49)	-	(.49)	13.32	.69	107	1.20		1.09		3.56
	Year ended 8/31/2005	13.74	.39	-	(7)	.39	(.41)	-	(.41)	13.72	2.88	91	1.20		1.08		2.84

Class R-4:	Six months ended 2/28/2010(5)	14.11	.19	.10		.29	(.20)	(.04)	(.24)	14.16	2.08	146	.68	(6)	.68	(6)	2.79	(6)
	Year ended 8/31/2009	13.56	.42	.57		.99	(.44)	-	(.44)	14.11	7.39	159	.69		.68		3.02
	Year ended 8/31/2008	13.35	.54	.22		.76	(.55)	-	(.55)	13.56	5.77	91	.72		.69		4.02
	Year ended 8/31/2007	13.32	.59	.03		.62	(.59)	-	(.59)	13.35	4.79	75	.72		.69		4.50
	Year ended 8/31/2006	13.72	.53	(.39)		.14	(.54)	-	(.54)	13.32	1.06	21	.75		.72		3.96
	Year ended 8/31/2005	13.74	.44	-	(7)	.44	(.46)	-	(.46)	13.72	3.25	13	.74		.72		3.21

Class R-5:	Six months ended 2/28/2010(5)	14.11	.21	.10		.31	(.22)	(.04)	(.26)	14.16	2.24	100	.38	(6)	.38	(6)	3.07	(6)
	Year ended 8/31/2009	13.56	.46	.57		1.03	(.48)	-	(.48)	14.11	7.71	51	.38		.37		3.37
	Year ended 8/31/2008	13.35	.58	.22		.80	(.59)	-	(.59)	13.56	6.10	281	.41		.38		4.26
	Year ended 8/31/2007	13.32	.63	.03		.66	(.63)	-	(.63)	13.35	5.07	68	.45		.41		4.79
	Year ended 8/31/2006	13.72	.56	(.39)		.17	(.57)	-	(.57)	13.32	1.36	10	.45		.42		4.24
	Year ended 8/31/2005	13.74	.48	-	(7)	.48	(.50)	-	(.50)	13.72	3.56	8	.43		.41		3.50

Class R-6:	Six months ended 2/28/2010(5)	14.11	.22	.10		.32	(.23)	(.04)	(.27)	14.16	2.26	524	.32	(6)	.32	(6)	3.14	(6)
	Period from 5/1/2009 to 8/31/2009	14.07	.15	.05		.20	(.16)	-	(.16)	14.11	1.41	404	.11		.11		1.10

	Six months ended February 28,	Year ended August 31
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	29%	166%	92%	110%	146%	104%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
    unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009, through February 28, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2009	Ending account value 2/28/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,021.01	$3.21	.64%
Class A -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class B -- actual return	1,000.00	1,017.25	6.95	1.39
Class B -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C -- actual return	1,000.00	1,017.00	7.20	1.44
Class C -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class F-1 -- actual return	1,000.00	1,020.94	3.31	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 -- actual return	1,000.00	1,022.24	2.01	.40
Class F-2 -- assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A -- actual return	1,000.00	1,020.70	3.51	.70
Class 529-A -- assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-B -- actual return	1,000.00	1,016.65	7.55	1.51
Class 529-B -- assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class 529-C -- actual return	1,000.00	1,016.65	7.50	1.50
Class 529-C -- assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-E -- actual return	1,000.00	1,019.24	4.96	.99
Class 529-E -- assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 529-F-1 -- actual return	1,000.00	1,021.74	2.51	.50
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.32	2.51	.50
Class R-1 -- actual return	1,000.00	1,016.91	7.25	1.45
Class R-1 -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2 -- actual return	1,000.00	1,017.00	7.20	1.44
Class R-2 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-3 -- actual return	1,000.00	1,019.12	5.11	1.02
Class R-3 -- assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class R-4 -- actual return	1,000.00	1,020.82	3.41	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5 -- actual return	1,000.00	1,022.37	1.91	.38
Class R-5 -- assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-6 -- actual return	1,000.00	1,022.62	1.60	.32
Class R-6 -- assumed 5% return	1,000.00	1,023.21	1.61	.32

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	516,517,594
Total shares voting on November 24, 2009:	364,375,928	(70.5% of shares outstanding)

Election of board members

Trustee*	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Lee A. Ault III	355,422,616	97.5%	8,953,312	2.5%
William H. Baribault	355,496,956	97.6	8,878,972	2.4
James G. Ellis	355,504,306	97.6	8,871,622	2.4
Martin Fenton	355,479,483	97.6	8,896,445	2.4
Leonard R. Fuller	355,483,832	97.6	8,892,096	2.4
Paul G. Haaga, Jr.	355,491,906	97.6	8,884,022	2.4
W. Scott Hedrick	355,477,651	97.6	8,898,277	2.4
R. Clark Hooper	355,407,971	97.5%	8,967,957	2.5%
Merit E. Janow	355,448,009	97.5	8,927,919	2.5
Laurel B. Mitchell	355,510,349	97.6	8,865,579	2.4
Frank M. Sanchez	355,426,568	97.5	8,949,360	2.5
John H. Smet	355,561,904	97.6	8,814,024	2.4
Margaret Spellings	355,462,262	97.6	8,913,666	2.4
Steadman Upham	355,417,444	97.5	8,958,484	2.5

	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining		Percent of outstanding shares abstaining
To approve an Agreement and Plan of Reorganization	295,071,953	57.1%	6,558,484	1.3%	62,745,491	†	12.1%

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining		Percent of shares abstaining

To update the fund’s fundamental investment policies regarding:

Borrowing	294,509,643	80.8%	7,674,232	2.1%	62,192,053	†	17.1%
Issuance of senior securities	294,636,074	80.9	7,306,745	2.0	62,433,109	†	17.1
Underwriting	294,310,241	80.8	7,332,835	2.0	62,732,852	†	17.2
Investments in real estate or commodities	293,269,098	80.5	8,827,726	2.4	62,279,104	†	17.1
Lending	293,214,001	80.5	8,762,675	2.4	62,399,252	†	17.1
Industry concentration	295,002,093	81.0	6,913,637	1.9	62,460,198	†	17.1
Elimination of certain policies	293,915,702	80.6	7,602,219	2.1	62,858,007	†	17.3

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	292,023,158	80.1	9,734,239	2.7	62,618,531	†	17.2

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	292,773,920	80.3	8,214,003	2.3	63,388,005	†	17.4

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	291,646,028	80.0	9,504,996	2.6	63,224,904	†	17.4

To consider a shareholder proposal regarding genocide-free investing	29,970,978	9.7	266,890,349	85.9	13,766,421		4.4
(broker non-votes = 53,748,180)

*Richard G. Capen, Jr. and Richard G. Newman did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
†Includes broker non-votes.

Offices of the fund and of
the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2010, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
>U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-922-0410P

Litho in USA DD/RRD/8085-S20699

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

February 28, 2010
unaudited

Bonds & notes — 96.37%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 53.03%
U.S. Treasury 0.875% 20101,2	$9,405	$9,450
U.S. Treasury 2.00% 2010	25,000	25,261
U.S. Treasury 5.75% 2010	15,935	16,345
U.S. Treasury 1.125% 2011	40,000	40,316
U.S. Treasury 1.125% 2011	11,875	11,984
U.S. Treasury 2.375% 20111,2	31,281	32,415
U.S. Treasury 4.875% 2011	51,750	54,645
U.S. Treasury 0.875% 2012	19,770	19,812
U.S. Treasury 1.375% 2012	20,075	20,172
U.S. Treasury 1.50% 2012	103,665	104,933
U.S. Treasury 1.75% 2012	61,000	62,053
U.S. Treasury 2.00% 20121,2	19,572	20,589
U.S. Treasury 4.25% 2012	25,000	27,015
U.S. Treasury 4.50% 2012	7,800	8,389
U.S. Treasury 4.50% 2012	500	539
U.S. Treasury 4.875% 2012	9,925	10,719
U.S. Treasury 1.375% 2013	8,400	8,423
U.S. Treasury 1.50% 2013	7,100	7,036
U.S. Treasury 1.875% 20131,2	17,638	18,782
U.S. Treasury 2.75% 2013	3,400	3,531
U.S. Treasury 3.125% 2013	81,750	86,080
U.S. Treasury 3.125% 2013	30,000	31,580
U.S. Treasury 3.50% 2013	28,890	30,772
U.S. Treasury 3.625% 2013	29,750	31,828
U.S. Treasury 4.25% 2013	6,000	6,552
U.S. Treasury 1.75% 2014	58,390	58,105
U.S. Treasury 1.875% 2014	8,600	8,589
U.S. Treasury 1.875% 2014	8,425	8,440
U.S. Treasury 2.00% 20141,2	66,358	70,895
U.S. Treasury 2.00% 20141,2	17,186	18,411
U.S. Treasury 2.25% 2014	218,250	221,004
U.S. Treasury 2.625% 2014	250,000	256,670
U.S. Treasury 2.625% 2014	74,075	75,979
U.S. Treasury 2.625% 2014	1,100	1,121
U.S. Treasury 4.00% 2014	56,750	61,638
U.S. Treasury 4.25% 2014	20,000	21,964
U.S. Treasury 1.875% 20151,2	40,081	42,715
U.S. Treasury 2.25% 2015	17,770	17,776
U.S. Treasury 4.00% 2015	10,000	10,836
U.S. Treasury 4.125% 2015	4,900	5,335
U.S. Treasury 4.25% 2015	20,000	21,854
U.S. Treasury 11.25% 2015	30,000	42,767
U.S. Treasury 2.375% 2016	73,000	71,489
U.S. Treasury 2.75% 2016	15,000	14,797
U.S. Treasury 3.125% 2016	74,900	75,719
U.S. Treasury 3.25% 2016	306,635	314,062
U.S. Treasury 3.25% 2016	146,950	149,241
U.S. Treasury 3.25% 2016	84,135	86,360
U.S. Treasury 3.25% 2016	57,500	58,953
U.S. Treasury 7.25% 2016	4,400	5,530
U.S. Treasury 2.375% 20171,2	34,108	37,097
U.S. Treasury 4.25% 2017	2,500	2,681
U.S. Treasury 4.625% 2017	5,100	5,634
U.S. Treasury 8.75% 2017	7,500	10,272
U.S. Treasury 8.875% 2017	63,585	87,894
U.S. Treasury 1.375% 20181,2	18,678	18,849
U.S. Treasury 3.50% 2018	68,200	69,372
U.S. Treasury 3.875% 2018	63,500	65,993
U.S. Treasury 2.75% 2019	135,600	127,920
U.S. Treasury 3.125% 2019	279,550	270,758
U.S. Treasury 3.375% 2019	137,750	135,350
U.S. Treasury 3.625% 2019	66,750	67,084
U.S. Treasury 8.125% 2019	25,000	34,227
U.S. Treasury 7.875% 2021	6,500	8,904
U.S. Treasury 8.00% 2021	7,800	10,827
U.S. Treasury 6.25% 2023	21,090	25,783
U.S. Treasury 7.125% 2023	30,000	39,349
U.S. Treasury 7.50% 2024	9,625	13,157
U.S. Treasury 2.375% 20251,2	23,802	25,071
U.S. Treasury 7.625% 2025	3,800	5,254
U.S. Treasury 3.625% 20281,2	15,088	18,516
U.S. Treasury 3.875% 20291,2	9,853	12,578
U.S. Treasury 6.125% 2029	900	1,107
U.S. Treasury 6.25% 2030	18,000	22,517
U.S. Treasury 3.375% 20321,2	4,118	5,044
U.S. Treasury 4.50% 2036	58,400	58,759
U.S. Treasury 4.75% 2037	800	835
U.S. Treasury 4.375% 2038	5,250	5,149
U.S. Treasury 4.50% 2038	45,250	45,269
U.S. Treasury 4.375% 2039	800	780
U.S. Treasury 4.50% 2039	79,260	78,905
U.S. Treasury 2.125% 20401,2	23,800	23,907
U.S. Treasury Principal Strip 0% 2019	18,000	12,889
		3,757,202

MORTGAGE-BACKED OBLIGATIONS — 35.11%
Federal agency mortgage-backed obligations3 — 33.60%
Fannie Mae 10.50% 2018	990	1,168
Fannie Mae 4.50% 2019	4,801	5,068
Fannie Mae 12.00% 2019	166	188
Fannie Mae 4.50% 2020	14,859	15,695
Fannie Mae 4.50% 2020	13,610	14,355
Fannie Mae 4.50% 2020	4,709	4,977
Fannie Mae 6.00% 2021	4,922	5,318
Fannie Mae 6.00% 2021	285	309
Fannie Mae 6.00% 2021	246	266
Fannie Mae 6.00% 2022	8,149	8,770
Fannie Mae 5.50% 2023	24,264	25,984
Fannie Mae 6.00% 2023	12,223	13,154
Fannie Mae 6.00% 2023	5,210	5,620
Fannie Mae 4.00% 2024	58,375	59,715
Fannie Mae 4.00% 2024	41,627	42,575
Fannie Mae 4.00% 2024	36,263	37,089
Fannie Mae 4.00% 2024	32,010	32,739
Fannie Mae 4.00% 2024	23,418	23,956
Fannie Mae 4.00% 2024	18,230	18,649
Fannie Mae 4.50% 2024	71,018	74,080
Fannie Mae 4.50% 2024	60,966	63,595
Fannie Mae 4.50% 2024	30,069	31,365
Fannie Mae 4.50% 2024	20,990	21,891
Fannie Mae 4.50% 2024	19,901	20,756
Fannie Mae 4.50% 2024	19,621	20,468
Fannie Mae 4.50% 2024	17,125	17,860
Fannie Mae 4.50% 2024	16,554	17,265
Fannie Mae 4.50% 2024	8,252	8,606
Fannie Mae 4.50% 2024	3,306	3,448
Fannie Mae 4.50% 2024	2,958	3,085
Fannie Mae 4.50% 2024	2,888	3,012
Fannie Mae 6.00% 2024	2,634	2,823
Fannie Mae 10.935% 20254	2,303	2,714
Fannie Mae 6.00% 2026	148	159
Fannie Mae 6.00% 2027	12,179	13,053
Fannie Mae 6.50% 2027	11,466	12,270
Fannie Mae 6.50% 2027	5,695	6,094
Fannie Mae 6.50% 2027	5,024	5,376
Fannie Mae 8.50% 2027	13	15
Fannie Mae 5.00% 2028	7,262	7,588
Fannie Mae 6.00% 2028	8,868	9,437
Fannie Mae 6.00% 2028	5,087	5,414
Fannie Mae 6.00% 2028	2,373	2,526
Fannie Mae 4.00% 2029	19,083	19,222
Fannie Mae 8.00% 2031	2,138	2,380
Fannie Mae 3.057% 20334	1,159	1,199
Fannie Mae 5.50% 2033	9,979	10,583
Fannie Mae 6.50% 2034	22,045	23,916
Fannie Mae 4.471% 20354	2,430	2,514
Fannie Mae 4.50% 2035	23,522	24,032
Fannie Mae 4.50% 20354	1,287	1,336
Fannie Mae 4.603% 20354	2,001	2,071
Fannie Mae 5.50% 2035	6,991	7,402
Fannie Mae 5.50% 2035	3,529	3,739
Fannie Mae 6.50% 2035	34,140	37,188
Fannie Mae 5.00% 2036	15,514	16,130
Fannie Mae 5.399% 20364	4,779	5,039
Fannie Mae 5.50% 2036	217	229
Fannie Mae 5.516% 20364	5,557	5,859
Fannie Mae 6.00% 2036	248	264
Fannie Mae 5.00% 2037	14,873	15,447
Fannie Mae 5.303% 20374	6,661	7,023
Fannie Mae 5.50% 2037	38,892	41,055
Fannie Mae 5.50% 2037	3,168	3,341
Fannie Mae 5.608% 20374	2,612	2,754
Fannie Mae 6.148% 20374	1,182	1,246
Fannie Mae 6.336% 20374	8,341	8,795
Fannie Mae 6.50% 2037	22,824	24,405
Fannie Mae 6.50% 2037	7,549	8,077
Fannie Mae 6.50% 2037	6,671	7,033
Fannie Mae 6.50% 2037	6,603	6,962
Fannie Mae 6.50% 2037	4,332	4,631
Fannie Mae 6.50% 2037	1,821	1,920
Fannie Mae 7.00% 2037	8,910	9,411
Fannie Mae 7.00% 2037	6,845	7,231
Fannie Mae 7.00% 2037	5,306	5,605
Fannie Mae 7.00% 2037	966	1,021
Fannie Mae 7.50% 2037	828	886
Fannie Mae 5.00% 2038	15,719	16,326
Fannie Mae 5.448% 20384	9,666	10,192
Fannie Mae 5.452% 20384	2,257	2,379
Fannie Mae 5.50% 2038	43,753	46,186
Fannie Mae 5.50% 2038	22,024	23,224
Fannie Mae 5.50% 2038	13,894	14,651
Fannie Mae 5.50% 2038	9,640	10,191
Fannie Mae 5.554% 20384	506	533
Fannie Mae 5.62% 20384	18,916	20,010
Fannie Mae 6.00% 2038	19,254	20,453
Fannie Mae 6.00% 2038	5,374	5,657
Fannie Mae 6.50% 2038	8,967	9,605
Fannie Mae 6.50% 2038	8,553	9,161
Fannie Mae 7.00% 2038	10,212	10,786
Fannie Mae 3.58% 20394	7,426	7,588
Fannie Mae 3.614% 20394	8,448	8,724
Fannie Mae 3.622% 20394	3,307	3,417
Fannie Mae 3.655% 20394	3,741	3,867
Fannie Mae 3.754% 20394	4,593	4,763
Fannie Mae 3.788% 20394	2,396	2,487
Fannie Mae 3.809% 20394	3,948	4,093
Fannie Mae 3.83% 20394	3,297	3,423
Fannie Mae 3.853% 20394	7,809	8,116
Fannie Mae 3.90% 20394	4,648	4,784
Fannie Mae 3.909% 20394	3,299	3,429
Fannie Mae 3.948% 20394	3,268	3,400
Fannie Mae 5.123% 20394	5,523	5,823
Fannie Mae 6.00% 2039	20,925	22,236
Fannie Mae 6.435% 20474	9,981	10,524
Fannie Mae 6.48% 20474	4,433	4,674
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	3,391	3,531
Fannie Mae, Series 2001-4, Class NA, 11.812% 20254	1,470	1,667
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,062	1,150
Fannie Mae, Series 2001-20, Class E, 9.622% 20314	59	68
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	8,621	9,031
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	14,828	16,031
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	5,032	4,141
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	4,113	3,274
Fannie Mae, Series 2006-65, Class PF, 0.509% 20364	5,570	5,487
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	920	1,004
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	5,958	6,365
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	3,867	4,158
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	26,554	28,719
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20394	773	817
Freddie Mac 4.50% 2019	5,954	6,286
Freddie Mac 4.50% 2019	1,261	1,331
Freddie Mac 4.50% 2023	25,255	26,332
Freddie Mac 5.50% 2023	55,205	58,939
Freddie Mac 6.00% 2023	8,184	8,853
Freddie Mac 4.50% 2024	65,400	68,197
Freddie Mac 4.50% 2024	9,380	9,781
Freddie Mac 4.50% 2024	4,407	4,595
Freddie Mac 5.00% 2024	19,305	20,423
Freddie Mac 10.00% 2025	873	1,013
Freddie Mac 6.00% 2026	7,376	7,981
Freddie Mac 6.00% 2027	14,447	15,633
Freddie Mac 4.633% 20354	6,624	6,882
Freddie Mac 5.00% 2035	12,198	12,719
Freddie Mac 5.00% 2036	23,973	24,996
Freddie Mac 5.593% 20364	9,733	10,262
Freddie Mac 5.866% 20364	28,840	30,408
Freddie Mac 6.00% 2036	17,678	19,133
Freddie Mac 6.00% 2036	9,299	9,971
Freddie Mac 5.694% 20374	3,523	3,699
Freddie Mac 5.768% 20374	3,588	3,772
Freddie Mac 5.956% 20374	2,165	2,279
Freddie Mac 6.00% 2037	4,534	4,921
Freddie Mac 6.00% 2037	2,431	2,614
Freddie Mac 6.214% 20374	2,039	2,147
Freddie Mac 6.50% 2037	3,141	3,347
Freddie Mac 6.50% 2037	1,271	1,355
Freddie Mac 4.804% 20384	3,946	4,153
Freddie Mac 5.00% 2038	15,487	16,119
Freddie Mac 5.113% 20384	20,053	21,143
Freddie Mac 5.167% 20384	3,723	3,926
Freddie Mac 5.50% 2038	28,583	30,339
Freddie Mac 5.50% 2038	19,284	20,437
Freddie Mac 5.50% 2038	17,076	18,124
Freddie Mac 5.51% 20384	3,979	4,169
Freddie Mac 6.00% 2038	30,642	33,089
Freddie Mac 6.00% 2038	8,015	8,655
Freddie Mac 6.50% 2038	16,457	17,785
Freddie Mac 6.50% 2038	14,910	16,112
Freddie Mac 6.50% 2038	6,963	7,524
Freddie Mac, Series K003, Class A2, 3.607% 2014	6,125	6,386
Freddie Mac, Series 2356, Class GD, 6.00% 2016	3,078	3,298
Freddie Mac, Series 2289, Class NA, 11.876% 20204	728	826
Freddie Mac, Series 2289, Class NB, 11.27% 20224	195	225
Freddie Mac, Series 1567, Class A, 0.65% 20234	46	46
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,122	1,147
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,286	1,439
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,479	2,698
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,446	3,708
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	7,689	6,142
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	3,940	3,284
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,668	2,975
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,321	1,914
Freddie Mac, Series 3156, Class PF, 0.481% 20364	9,131	8,978
Freddie Mac, Series 3257, Class PA, 5.50% 2036	4,375	4,703
Freddie Mac, Series 3233, Class PA, 6.00% 2036	5,589	6,077
Freddie Mac, Series 3272, Class PA, 6.00% 2037	7,230	7,810
Government National Mortgage Assn. 5.50% 2016	414	448
Government National Mortgage Assn. 6.00% 2016	513	558
Government National Mortgage Assn. 6.50% 2016	279	302
Government National Mortgage Assn. 5.50% 2017	1,655	1,793
Government National Mortgage Assn. 10.00% 2019	625	724
Government National Mortgage Assn. 10.00% 2021	214	250
Government National Mortgage Assn. 5.00% 2038	28,293	29,506
Government National Mortgage Assn. 5.50% 2038	25,853	27,373
Government National Mortgage Assn. 5.50% 2038	6,487	6,880
Government National Mortgage Assn. 6.00% 2038	20,896	22,363
Government National Mortgage Assn. 6.00% 2038	5,671	6,068
Government National Mortgage Assn. 6.00% 2038	5,579	5,968
Government National Mortgage Assn. 6.50% 2038	25,938	27,933
Government National Mortgage Assn. 3.50% 20394	9,950	10,138
Government National Mortgage Assn. 4.00% 2039	19,591	19,357
Government National Mortgage Assn. 4.50% 2039	16,339	16,616
Government National Mortgage Assn. 5.00% 2039	13,872	14,488
Government National Mortgage Assn. 4.00% 2040	41,935	41,534
Government National Mortgage Assn. 4.00% 2040	39,000	38,549
Government National Mortgage Assn. 4.50% 2040	27,557	28,024
Government National Mortgage Assn. 4.50% 2040	5,125	5,212
Government National Mortgage Assn. 5.922% 2058	17,567	19,082
Government National Mortgage Assn. 6.172% 2058	737	797
Government National Mortgage Assn. 6.22% 2058	9,399	10,304
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	14,521
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	10,605
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	10,653
Government National Mortgage Assn., Series 2003, 6.116% 2058	4,190	4,572
		2,380,304

Commercial mortgage-backed securities3 — 1.51%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	29,169
Fannie Mae, Series 2003-M2, Class D, 4.68% 20334	11,000	10,966
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.439% 20414,5	7,245	7,890
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,600
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20424	2,000	2,054
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	3,096
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	10,750	11,152
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,152	1,151
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	2,000	2,029
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	2,011
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20424	5,000	5,107
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	1,473	1,474
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	2,271
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20384	5,000	5,186
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.337% 20444	3,000	3,048
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.337% 20444	2,000	2,011
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,054	1,088
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.71% 20454	3,000	3,071
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 20444	3,000	3,099
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20374	3,000	3,077
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,531	1,549
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	945	958
		107,057

Total mortgage-backed obligations		2,487,361

FEDERAL AGENCY BONDS & NOTES — 7.49%
Federal Home Loan Bank 3.375% 2010	10,000	10,190
Federal Home Loan Bank 7.625% 2010	8,000	8,128
Federal Home Loan Bank 1.75% 2012	108,605	109,862
Federal Home Loan Bank 3.625% 2013	10,000	10,617
Federal Home Loan Bank 5.375% 2016	27,750	31,321
Federal Home Loan Bank 5.375% 2016	8,755	9,892
Federal Home Loan Bank 4.75% 2018	10,050	10,849
Fannie Mae 1.75% 2011	29,450	29,817
Fannie Mae 3.625% 2011	10,000	10,434
Fannie Mae 6.00% 2011	15,000	16,002
Fannie Mae 6.125% 2012	10,000	11,033
Fannie Mae 3.00% 2014	7,250	7,448
Fannie Mae 5.375% 2017	13,000	14,685
Freddie Mac 2.875% 2010	17,000	17,303
Freddie Mac 2.50% 2014	13,000	13,162
Freddie Mac 3.00% 2014	22,750	23,410
Freddie Mac 5.50% 2016	10,000	11,364
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	33,000	33,827
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	10,000	10,152
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	17,500	17,895
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	20,553
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,594
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	6,788	7,263
Small Business Administration, Series 2001-20K, 5.34% 20213	1,845	1,967
Small Business Administration, Series 2001-20J, 5.76% 20213	911	980
Small Business Administration, Series 2001-20F, 6.44% 20213	2,820	3,070
Small Business Administration, Series 2003-20B, 4.84% 20233	6,476	6,833
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,362
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	13,586	13,891
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	10,000	10,225
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,165
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,170
Federal Agricultural Mortgage Corp. 4.875% 20115	3,000	3,118
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,686
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,414	6,649
Western Corp. 1.75% 2012	2,800	2,815
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	2,255	2,091
		530,823

ASSET-BACKED OBLIGATIONS3 — 0.74%
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	10,000	10,243
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	5,450	5,996
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	4,000	4,209
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	3,479	3,640
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	195	212
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	2,506	2,672
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	625	684
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	3,398	3,527
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	3,000	3,277
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,243
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	3,000	3,146
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,000	3,131
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	3,000	3,051
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,117
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	1,739	1,841
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,443	1,500
		52,489

Total bonds & notes (cost: $6,616,352,000)		$6,827,875

Short-term securities — 2.63%

Federal Home Loan Bank 0.06%–0.10% due 3/1–3/22/2010	$131,200	$131,199
U.S. Treasury Bills 0.05%–0.146% due 3/11–5/20/2010	55,400	55,398

Total short-term securities (cost: $186,596,000)		186,597

Total investment securities (cost: $6,802,948,000)		7,014,472
Other assets less liabilities		70,615

Net assets		$7,085,087

1Index-linked bond whose principal amount moves with a government retail price index.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $354,319,000, which represented 5.00% of the net assets of the fund.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4Coupon rate may change periodically.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,160,000, which represented .31% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-922-0410O-S21505

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 30, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: April 30, 2010